Warrants Payable (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 09, 2021	Sep. 08, 2021	Jan. 07, 2021	Mar. 21, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 24, 2021	Jul. 22, 2021	Jan. 08, 2021	Dec. 31, 2017	Nov. 30, 2016	Sep. 30, 2015
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)														122,052	139,629
Exercise price of warrants (in dollars per share)	$ 0.10													$ 3.45	$ 2.61
Change in fair value of warrants expense					$ (115,152,000)	$ 20,029,000	$ (66,146,000)	$ 31,903,000	$ 80,328,000	$ 2,909,000
Proceeds from exercises of warrants							390,000	0
Payments for redemption of warrants							85,000	$ 0
Warrants outstanding					0		0		$ 97,782,000	$ 17,672,000
Warrants outstanding (in shares)			38,533,271										38,533,271
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants exercised for cash (in shares)		33,932
Number of cashless exercises of warrants (in shares)		26,716,041
Issuance of common stock related to exercises of warrants (in shares)		6,685,865
Percentage of warrants		96.90%
Proceeds from exercises of warrants		$ 400,000
Remaining unexercised warrants (in shares)	849,965
Payments for redemption of warrants	$ 100,000
Warrants outstanding					$ 0		$ 0
Warrants outstanding (in shares)					0		0
Private Placement Warrants
Class of Warrant or Right [Line Items]
Issuance of common stock related to exercises of warrants (in shares)		2,722,399
Warrants outstanding											$ 0
Common stock
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)																2,100,000
Exercise price of warrants (in dollars per share)																$ 1.04
Additional shares of warrants (in shares)																2,100,000
Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)	$ 11.50		$ 11.50
Redemption price per warrant (in dollars per share)	$ 0.10											$ 0.10
Class of warrant or right, number of securities called by each warrant or right (in shares)	0.249
Series D Preferred stock
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)				1,266,284
Exercise price of warrants (in dollars per share)				$ 9.38
Change in fair value of warrants expense				$ 1,200,000
Common Class B
Class of Warrant or Right [Line Items]
Stock issued upon conversion (in shares)			139,444,346
Common Class B | Merger Agreement With SCH
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)			3,484,154
Stock issued upon conversion (in shares)			7,205,490
Common Class A | Public Warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)			27,599,938
Common Class A | Private Placement Warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)			10,933,333